UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7116

        Nuveen Michigan Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP)
	May 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.3% (0.8% of Total Investments)
$ 1,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	Baa3	$1,345,608
	Series 2008A, 6.875%, 6/01/42

	Education and Civic Organizations – 5.4% (3.5% of Total Investments)
440	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series	11/15 at 100.00	BBB	286,436
	2005, 5.125%, 11/01/35
2,000	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2002 XVII-G, 5.200%,	9/12 at 100.00	AA	1,864,020
	9/01/20 – AMBAC Insured (Alternative Minimum Tax)
3,500	Wayne State University, Michigan, General Revenue Bonds, Series 1999, 5.125%, 11/15/29 –	11/09 at 101.00	AA–	3,502,100
	FGIC Insured

5,940	Total Education and Civic Organizations			5,652,556

	Health Care – 5.9% (3.9% of Total Investments)
1,800	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A,	7/17 at 100.00	A	1,392,336
	5.000%, 7/15/37
575	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group,	4/13 at 100.00	A	491,274
	Series 2002A, 5.750%, 4/01/32
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25	5/15 at 100.00	BBB	481,109
150	5.000%, 5/15/30	5/15 at 100.00	BBB	169,803
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
100	5.000%, 5/15/13	No Opt. Call	Baa3	95,250
1,005	5.000%, 5/15/26	5/15 at 100.00	Baa3	768,845
200	5.000%, 5/15/34	5/15 at 100.00	Baa3	136,784
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	8/09 at 100.00	BB–	1,958,980
500	6.500%, 8/15/18	8/09 at 100.00	BB–	439,095
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	282,448
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39

7,005	Total Health Care			6,215,924

	Housing/Multifamily – 6.9% (4.5% of Total Investments)
885	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	4/12 at 102.00	Aaa	879,132
	Housing Revenue Bonds, Burkshire Pointe Apartments, Series 2002A, 5.400%, 10/20/32
	(Alternative Minimum Tax)
1,500	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	10/09 at 100.00	AAA	1,502,055
	Project, Series 1993, 5.625%, 10/15/18 – FSA Insured
2,070	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	10/09 at 100.00	AAA	2,073,850
	Project, Series 1993, 6.000%, 4/15/18 – FSA Insured
800	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AAA	794,232
	4/01/31 – FSA Insured (Alternative Minimum Tax)
	Mt. Clemens Housing Corporation, Michigan, FHA-Insured Section 8 Assisted Multifamily Housing
	Revenue Refunding Bonds, Clinton Place Project, Series 1992A:
480	6.600%, 6/01/13	6/09 at 100.00	AAA	481,339
1,500	6.600%, 6/01/22	6/09 at 100.00	AAA	1,502,220

7,235	Total Housing/Multifamily			7,232,828

	Long-Term Care – 0.4% (0.3% of Total Investments)
665	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan	5/15 at 100.00	N/R	481,134
	Obligated Group, Series 2005, 5.250%, 11/15/25

	Materials – 0.8% (0.6% of Total Investments)
1,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds,	11/14 at 100.00	BBB	888,699
	International Paper Company, Series 2004A, 4.800%, 11/01/18

	Tax Obligation/General – 57.7% (38.1% of Total Investments)
1,475	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, General Obligation Bonds,	11/13 at 100.00	AA–	1,533,587
	Series 2003, 5.000%, 5/01/21
2,500	Anchor Bay School District, Macomb and St. Clair Counties, Michigan, Unlimited Tax General	5/11 at 100.00	AA–	2,576,100
	Obligation Refunding Bonds, Series 2001, 5.000%, 5/01/21
1,000	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	1,016,520
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AAA	99,252
	5.000%, 5/01/37 – FSA Insured
2,250	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/15 at 100.00	AA–	2,313,720
	Bonds, Series 2005, 5.000%, 5/01/26 – MBIA Insured
1,501	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	AA–	1,393,994
	Bonds, Tender Option Bond Trust 2008-1096, 7.772%, 5/01/32 – MBIA Insured (IF)
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	AA–	2,049,498
750	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	AA–	849,930
2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2003B,	5/13 at 100.00	AA	2,497,425
	5.000%, 5/01/23 – FGIC Insured
	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building
	Authority Stadium Bonds, Series 1997:
770	5.500%, 2/01/17 – FGIC Insured	6/09 at 100.00	AA–	770,000
7,000	5.250%, 2/01/27 – FGIC Insured	8/09 at 100.00	AA–	6,912,220
860	Grand Rapids, Michigan, General Obligation Bonds, Series 2007, 5.000%, 9/01/24 – MBIA Insured	9/17 at 100.00	AA	915,986
1,500	Hartland Consolidated School District, Livingston County, Michigan, General Obligation	5/11 at 100.00	AA–	1,504,155
	Refunding Bonds, Series 2001, 5.125%, 5/01/29
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	AA–	1,667,639
	5.125%, 5/01/32 – MBIA Insured
2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003,	11/13 at 100.00	AA–	2,067,980
	5.000%, 5/01/22
1,250	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 -	5/16 at 100.00	AAA	1,313,088
	FSA Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AA–	518,730
	5.000%, 5/01/22
1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A,	5/14 at 100.00	AA–	1,051,550
	5.000%, 5/01/21 – MBIA Insured
865	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AAA	858,530
	2007, 5.000%, 5/01/37 – FSA Insured
425	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	430,253
	5.000%, 5/01/30 – SYNCORA GTY Insured
1,000	Michigan Municipal Bond Authority, General Obligation Bonds, Detroit City School District,	6/15 at 100.00	AAA	1,075,560
	Series 2005, 5.000%, 6/01/18 – FSA Insured
1,870	Michigan Municipal Bond Authority, State Aid Anticipation Revenue Notes, Series 2009B,	No Opt. Call	N/R	1,885,353
	6.000%, 1/20/10
	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A:
1,000	5.250%, 5/01/20	5/13 at 100.00	AA–	1,036,470
2,000	5.250%, 5/01/21	5/13 at 100.00	AA–	2,063,460
800	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A,	5/19 at 100.00	AA–	841,184
	5.500%, 11/01/25
1,450	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	AAA	1,460,310
	Series 2007, 5.000%, 5/01/36 – FSA Insured
3,500	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007,	8/17 at 100.00	Aa1	3,579,870
	5.000%, 8/01/30 – MBIA Insured (UB)
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,141,052
	Bonds, Series 2004, 5.000%, 5/01/25 – FSA Insured
805	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option	5/17 at 100.00	AAA	701,638
	Bond Trust 2836, 10.445%, 5/01/36 – FSA Insured (IF)

1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	1,022,580
	5/01/27 – FSA Insured
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,000,670
	5/01/33 – FSA Insured
1,100	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	AA–	1,104,235
	2007, 5.000%, 5/01/32 – MBIA Insured
1,500	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AAA	1,497,810
	5/01/34 – FSA Insured
1,350	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building	5/18 at 100.00	AAA	1,335,690
	and Site, Series 2008, 5.000%, 5/01/38 – FSA Insured
2,830	Warren Consolidated School District, Macomb and Oakland Counties, Michigan, General Obligation	5/13 at 100.00	AA–	2,959,557
	Refunding Bonds, Series 2003, 5.250%, 5/01/20
	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit
	Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – MBIA Insured	12/11 at 101.00	AA–	1,560,165
4,435	5.000%, 12/01/30 – MBIA Insured	12/11 at 101.00	AA–	4,184,023

59,951	Total Tax Obligation/General			60,789,784

	Tax Obligation/Limited – 21.3% (14.1% of Total Investments)
2,880	Michigan Building Authority, Revenue Bonds, Series 2006IA, 5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AA–	2,669,616
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I:
2,570	5.500%, 10/15/19	10/11 at 100.00	A+	2,645,018
6,500	5.000%, 10/15/24	10/11 at 100.00	A+	6,540,105
1,600	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	A+	1,538,944
	10/15/30 – AMBAC Insured
	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II:
5,000	5.000%, 10/15/22 – MBIA Insured	10/13 at 100.00	AA–	5,021,150
2,480	5.000%, 10/15/23 – MBIA Insured	10/13 at 100.00	AA–	2,472,312
1,500	Michigan, Comprehensive Transportation Revenue Refunding Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	1,575,285
	11/01/19 – FSA Insured

22,530	Total Tax Obligation/Limited			22,462,430

	Transportation – 0.2% (0.2% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	232,305
	2007, 5.000%, 1/01/32

	U.S. Guaranteed – 19.2% (12.7% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	1,063,349
	7/01/30 (Pre-refunded 7/01/15) – MBIA Insured
1,385	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	A+ (4)	1,486,493
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
2,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.875%, 7/01/27	1/10 at 101.00	Aaa	2,082,140
	(Pre-refunded 1/01/10) – FGIC Insured
500	Lansing School District, Ingham County, Michigan, General Obligation Bonds, Series 2004,	5/14 at 100.00	AA– (4)	574,580
	5.000%, 5/01/22 (Pre-refunded 5/01/14)
75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%,	No Opt. Call	A3 (4)	81,204
	5/01/12 (ETM)
1,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2000I, 5.375%,	10/10 at 100.00	A+ (4)	1,594,125
	10/15/20 (Pre-refunded 10/15/10)
2,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit	11/09 at 101.00	AAA	2,589,675
	Group, Series 1999A, 6.125%, 11/15/26 (Pre-refunded 11/15/09)
3,075	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/09 at 101.00	A1 (4)	3,183,548
	Series 1999A, 6.000%, 11/15/24 (Pre-refunded 11/15/09)
1,500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	3/13 at 100.00	A1 (4)	1,720,470
	System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)
500	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated	11/11 at 101.00	A+ (4)	559,325
	Group, Series 2001, 5.625%, 11/15/31 (Pre-refunded 11/15/11)
2,465	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s	8/09 at 100.00	BBB (4)	2,495,270
	Hospital, Series 1993A, 6.000%, 5/15/13 – AMBAC Insured (ETM)
1,000	Otsego Public Schools District, Allegan and Kalamazoo Counties, Michigan, General Obligation	5/14 at 100.00	AAA	1,149,160
	Bonds, Series 2004, 5.000%, 5/01/25 (Pre-refunded 5/01/14) – FSA Insured
1,425	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	5/14 at 100.00	AA– (4)	1,654,254
	Series 2004, 5.250%, 5/01/20 (Pre-refunded 5/01/14) – MBIA Insured

18,840	Total U.S. Guaranteed			20,233,593

	Utilities – 15.0% (9.9% of Total Investments)
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
125	5.000%, 7/01/28	7/18 at 100.00	AA–	128,115
2,500	5.000%, 7/01/32	7/18 at 100.00	AA–	2,510,775
1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A,	1/12 at 100.00	A	1,007,640
	5.250%, 1/01/27 – AMBAC Insured
925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000,	No Opt. Call	A3	948,551
	6.000%, 5/01/12
1,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AA–	879,450
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 – MBIA Insured (Alternative
	Minimum Tax)
5,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A–	4,752,600
	Bonds, Detroit Edison Company, Series 2001C, 5.450%, 9/01/29
3,000	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit	No Opt. Call	Baa1	2,968,920
	Edison Company, Series 1995CC, 4.850%, 9/01/30 (Mandatory put 9/01/11) – AMBAC Insured
3,000	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	12/12 at 100.00	Baa1	2,613,000
	Series 2002C, 5.450%, 12/15/32 – SYNCORA GTY Insured (Alternative Minimum Tax)

16,550	Total Utilities			15,809,051

	Water and Sewer – 17.3% (11.4% of Total Investments)
3,500	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006A,	7/16 at 100.00	AAA	3,245,270
	5.000%, 7/01/34 – FSA Insured
1,085	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	972,811
	7/01/30 – MBIA Insured
1,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	1,466,055
	7/01/29 – FGIC Insured
1,120	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	1,166,536
	7/01/17 – FSA Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 –	7/15 at 100.00	AA+	1,350,150
	MBIA Insured
450	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	452,475
425	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AAA	420,495
	AGC Insured
1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007,	10/17 at 100.00	AAA	1,076,510
	5.000%, 10/01/24
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	AA–	8,102,853
	MBIA Insured

18,655	Total Water and Sewer			18,253,155

$ 160,301	Total Investments (cost $160,632,516) – 151.4%			159,597,067

	Floating Rate Obligations – (2.2)%			(2,330,000)

	Other Assets Less Liabilities – 1.8%			1,814,864

	Preferred Shares, at Liquidation Value – (51.0)% (5)			(53,700,000)

	Net Assets Applicable to Common Shares – 100%			$105,381,931

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of May 31, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$159,597,067	$ —	$159,597,067

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2009, the cost of investments was $158,278,267.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,198,987
Depreciation	(4,209,924)

Net unrealized appreciation (depreciation) of investments	$(1,010,937)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred shares, at Liquidation Value as a percentage of Total Investments is 33.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Michigan Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 30, 2009